Provisions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)
Disclosure Of Other Provisions [Line Items]
Cost to restore leasehold property liability	$ 2,515,000	$ 2,165,000
Average term leases	6 years
Average remaining length of contracts	4 years
Liabilities from share-based payment transactions	$ 13,462,000	5,142,000	$ 3,935,000
Transfer from trade and other payables	2,182,000
Trade and other payables	194,158,000	136,744,000
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Liabilities from share-based payment transactions	10,947,000	$ 2,977,000	$ 2,101,000
Transfer from trade and other payables	2,182,000
Trade and other payables	$ 0
Provision Fully Utilized
Disclosure Of Other Provisions [Line Items]
Weighted average remaining contracted life of options outstanding | yr	9.54	8.00